Restructuring Charges	12 Months Ended
Dec. 31, 2020
Restructuring Costs [Abstract]
Restructuring Charges

Note 22: Restructuring Charges

The Company is pursuing various initiatives to reduce expenses and create a more efficient and streamlined organization. Actions from these initiatives may include (i) reorganizing and simplifying business processes and structures to improve internal operations and the customer experience, (ii) reducing headcount, (iii) optimizing third-party spending, including for our technology infrastructure, and (iv) rationalizing our branch and administrative locations, which may include consolidations and closures. The evaluation of potential actions will continue in future periods.
Restructuring charges are recorded as a component of noninterest expense on our consolidated statement of income.

The following costs associated with these initiatives are included in restructuring charges.
•Personnel costs – Severance costs associated with headcount reductions with payments made over time in accordance with our severance plan, as well as payments for other employee benefit costs such as incentive compensation.
•Facility closure costs – Write-downs and acceleration of depreciation and amortization of owned or leased assets for branch and administrative locations, as well as related decommissioning costs.
•Other – Impairment of other assets and costs associated with our technology infrastructure.

Table 22.1 provides details on our restructuring charges.

Table 22.1: Accruals for Restructuring Charges

(in millions)	Personnel costs	Facility closure costs	Other	Total
Beginning balance at January 1, 2020	$—	—	—	—
Restructuring charges	1,371	80	144	1,595
Payments and utilization	(105)	(80)	(100)	(285)
Changes in estimates (1)	(96)	—	—	(96)
Ending balance at December 31, 2020	$1,170	—	44	1,214
(1)Represents reduction of expense for changes in previously estimated amounts based on refinements of assumptions.